Matthews Asia Total Return Bond Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 61.7%

	Face Amount*	Value
CHINA/HONG KONG: 35.5%
Wanda Properties International Co., Ltd. 7.250%, 01/29/24[b]	5,300,000	$5,174,920
Franshion Brilliant Ltd. 6.000%[c], 02/08/26[b,d]	4,700,000	4,700,000
Sino-Ocean Land Treasure III, Ltd. 4.900%[c], 09/21/22[b,d]	5,000,000	4,352,446
Powerlong Real Estate Holdings, Ltd. 5.950%, 04/30/25[b]	3,900,000	4,085,493
China SCE Group Holdings, Ltd. 7.000%, 05/02/25[b]	4,000,000	4,030,707
Times China Holdings, Ltd. 6.200%, 03/22/26[b]	3,900,000	3,977,407
Logan Group Co., Ltd. 5.250%, 02/23/23[b]	3,900,000	3,960,450
KWG Group Holdings, Ltd. 5.875%, 11/10/24[b]	3,400,000	3,441,629
King Talent Management, Ltd. 5.600%[c], 12/04/22[b,d]	3,500,000	3,082,465
CITIC Telecom International Finance, Ltd. 6.100%, 03/05/25[b]	1,631,000	1,720,660
China Cinda Asset Management Co., Ltd. 5.500%, 03/14/28	CNY 10,000,000	1,665,445
FWD Group, Ltd. 6.375%[c], 09/13/24[b,d]	1,600,000	1,636,660
Agricultural Bank of China, Ltd. 4.300%, 04/11/29[b]	CNY 10,000,000	1,551,022
China Cinda Asset Management Co., Ltd. 3.900%, 03/05/30	CNY 10,000,000	1,501,098
Times China Holdings, Ltd. 6.750%, 07/08/25[b]	1,100,000	1,149,969
FWD Group, Ltd. 0.000%[c], 06/15/22[b,d]	1,200,000	1,096,144
Honghua Group, Ltd. 6.375%, 08/01/22[b]	1,100,000	1,072,479
Deutsche Bank AG 3.662%[c], 04/10/25[b]	CNY 2,000,000	300,076

Total China/Hong Kong		48,499,070

INDIA: 14.8%
Network i2i, Ltd. 5.650%[c], 01/15/25[d,e]	5,000,000	5,287,500
ABJA Investment Co. Pte, Ltd. 5.450%, 01/24/28[b]	4,440,000	4,563,172
Periama Holdings LLC 5.950%, 04/19/26[b]	3,900,000	4,106,700
Tata Motors, Ltd. 5.875%, 05/20/25[b]	3,500,000	3,706,150
ICICI Bank UK PLC 5.375%[c], 09/26/28[b]	SGD 1,750,000	1,340,340
Network i2i, Ltd. 5.650%[c], 01/15/25[b,d]	1,200,000	1,269,000

Total India		20,272,862

THAILAND: 5.5%
Kasikornbank Public Co., Ltd. 5.275%[c], 10/14/25[b,d]	3,900,000	4,095,000
Krung Thai Bank Public Co., Ltd. 4.400%[c], 03/25/26[b,d]	3,400,000	3,408,500

Total Thailand		7,503,500

	Face Amount*	Value

INDONESIA: 3.6%
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/24[b]	3,300,000	$3,304,950
PB International BV
7.625%, 01/26/22[b,f]	5,100,000	1,581,000

Total Indonesia		4,885,950

PHILIPPINES: 2.3%
Royal Capital BV
5.000%[c], 02/05/26[b,d]	1,890,000	1,987,335
Royal Capital BV
4.875%[c], 05/05/24[b,d]	1,041,000	1,077,435

Total Philippines		3,064,770

TOTAL NON-CONVERTIBLE CORPORATE BONDS		84,226,152

(Cost $85,588,179)

FOREIGN GOVERNMENT OBLIGATIONS: 22.3%

INDONESIA: 5.8%
Indonesia Government Bond
9.000%, 03/15/29	IDR 38,000,000,000	2,974,099
Indonesia Government Bond
8.250%, 05/15/29	IDR 34,550,000,000	2,592,903
Indonesia Government Bond
7.000%, 09/15/30	IDR 18,000,000,000	1,253,358
Indonesia Government Bond
8.375%, 04/15/39	IDR 15,000,000,000	1,101,831

Total Indonesia		7,922,191

MALAYSIA: 4.8%
Malaysia Government Bond
4.642%, 11/07/33	MYR 13,000,000	3,319,049
Malaysia Government Bond
3.478%, 06/14/24	MYR 4,800,000	1,197,245
Malaysia Government Investment Issue
4.119%, 11/30/34	MYR 4,500,000	1,083,966
Malaysia Government Investment Issue
3.422%, 09/30/27	MYR 4,000,000	986,141

Total Malaysia		6,586,401

VIETNAM: 3.9%
Viet Nam Debt & Asset Trading Corp.
1.000%, 10/10/25[b]	6,219,000	5,379,435

Total Vietnam		5,379,435

CHINA/HONG KONG: 3.3%
China Development Bank
3.800%, 01/25/36	CNY 30,000,000	4,572,361

Total China/Hong Kong		4,572,361

PHILIPPINES: 2.8%
Republic of Philippines
3.900%, 11/26/22	PHP 123,000,000	2,572,236
Republic of Philippines
6.250%, 01/14/36	PHP 50,000,000	1,205,254

Total Philippines		3,777,490

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Matthews Asia Total Return Bond Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

FOREIGN GOVERNMENT OBLIGATIONS (continued)

	Face Amount*	Value

THAILAND: 1.7%
Thailand Government Bond 1.600%, 12/17/29	THB 72,000,000	$2,276,201

Total Thailand		2,276,201

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		30,514,079

(Cost $29,713,996)

CONVERTIBLE CORPORATE BONDS: 12.8%

CHINA/HONG KONG: 8.5%
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[b]	4,700,000	4,860,317
Hansoh Pharmaceutical Group Co., Ltd., Cnv. 0.000%, 01/22/26[b]	2,400,000	2,325,600
Baozun, Inc., Cnv. 1.625%, 05/01/24	1,400,000	1,442,875
NIO, Inc., Cnv. 0.500%, 02/01/27[e]	1,700,000	1,435,650
iQIYI, Inc., Cnv. 2.000%, 04/01/25	1,000,000	923,000
Pinduoduo, Inc., Cnv. 0.000%, 12/01/25	650,000	688,006

Total China/Hong Kong		11,675,448

MALAYSIA: 2.1%
Cerah Capital, Ltd., Cnv. 0.000%, 08/08/24[b]	2,800,000	2,822,400

Total Malaysia		2,822,400

SOUTH KOREA: 1.4%
Kakao Corp., Cnv. 0.000%, 04/28/23[b]	1,600,000	1,913,376

Total South Korea		1,913,376

NEW ZEALAND: 0.8%
Xero Investments, Ltd., Cnv. 0.000%, 12/02/25[b]	1,100,000	1,073,050

Total New Zealand		1,073,050

TOTAL CONVERTIBLE CORPORATE BONDS		17,484,274

(Cost $17,408,401)

Value

TOTAL INVESTMENTS: 96.8%	$132,224,505
(Cost $132,710,576)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.2%	4,429,979

NET ASSETS: 100.0%	$136,654,484

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

d	Perpetual security with no stated maturity date. First call date is disclosed.

e

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $6,723,150, which is 4.92% of net assets.

f	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,581,000 and 1.16% of net assets.

*	All Values in USD unless otherwise specified

3M MYR-KLIBOR	Three Month Kuala Lumpur Interbank Offered Rate

6M THB-THBFIX	Six Month Thai Baht Interest Rate Fixing

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	Korean Won

MYR	Malaysian Ringgit

OTC	Over-the-counter

PHP	Philippine Peso

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

2	MATTHEWS ASIA FUNDS

Matthews Asia Total Return Bond Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 1,670,000	KRW 1,864,555,000	Bank of America, N.A.	07/12/21	$16,382
USD 2,500,000	SGD 3,331,500	Bank of America, N.A.	07/12/21	24,467
INR 45,518,200	USD 610,000	Bank of America, N.A.	07/27/21	1,202

				42,051

USD 2,125,609	IDR 32,532,450,000	Bank of America, N.A.	04/05/21	(111,451)
IDR 32,532,450,000	USD 2,271,819	Bank of America, N.A.	04/05/21	(34,759)
PHP 79,794,000	USD 1,650,000	Bank of America, N.A.	07/12/21	(20,438)
PHP 36,262,500	USD 750,000	Bank of America, N.A.	07/12/21	(9,443)
SGD 12,893,812	USD 9,740,000	Bank of America, N.A.	07/12/21	(159,014)
KRW 13,486,088,000	USD 12,320,000	Bank of America, N.A.	07/12/21	(359,592)
SGD 1,958,040	USD 1,480,000	Bank of America, N.A.	07/12/21	(25,042)
KRW 1,849,680,000	USD 1,680,000	Bank of America, N.A.	07/12/21	(39,574)
THB 89,924,250	USD 2,990,000	Bank of America, N.A.	07/12/21	(113,500)
THB 23,361,000	USD 780,000	Bank of America, N.A.	07/12/21	(32,728)
INR 292,456,350	USD 3,940,000	Bank of America, N.A.	07/27/21	(13,002)
CNY 29,495,250	USD 4,500,000	Bank of America, N.A.	07/28/21	(48,334)

				(966,877)

Net Unrealized Depreciation				($924,826)

OTC INTEREST RATE SWAPS*

Floating Rate Paid by Fund		Fixed Rate Received by Fund			Termination Date	Notional Amount (000)		Upfront Premium Paid (Received)	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty			Value
3M MYR-KLIBOR, 1.940%	Quarterly	3.300%	Quarterly	Bank of America, N.A.	06/19/2024	MYR 13,000	$80,448	—	$80,448
6M THB-THBFIX, 0.231%	Semi-annual	1.610%	Semi-annual	Bank of America, N.A.	06/21/2024	THB 281,000	267,287	—	267,287
6M THB-THBFIX, 0.334%	Semi-annual	1.265%	Semi-annual	Bank of America, N.A.	09/04/2024	THB 210,000	101,266	—	101,266
Total							$449,001	—	$449,001

*Swaps are not centrally cleared.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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